Stock-Based Compensation (Summary of Stock Option Information) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total Options, Number of Options
Total Options: Number of Options, Exercised	(620,000)	(600,000)
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Granted	$ 6.32	$ 5.35
Stock option plan, Additional information
Non-Vested options: Unrecognized compensation	$ 5	$ 4
Non-vested options: Weighted average recognition period	3 years	3 years
Vested Options: Weighted average remaining term	5 years	5 years
Vested Options: Aggregate intrinsic value	$ 8	$ 10
Vested Options: Fair value	$ 2	$ 2
Employee Stock Option Plan
Total Options, Number of Options
Total Options: Number of Options, Outstanding, Beginning Balance	2,853,879
Granted	483,100
Total Options: Number of Options, Exercised	(146,475)
Total Options: Number of Options, Forfeited	(94,900)
Total Options: Number of Options, Outstanding, Ending Balance	3,095,604	2,853,879
Total Options: Number of Options, Options exercisable	1,842,349
Total Options, Weighted average exercise price per share
Total Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 50.41
Total Options: Weighted average exercise price per share, Granted	54.64
Total Options: Weighted average exercise price per share, Exercised	43.94
Total Options: Weighted average exercise price per share, Forfeited	56.32
Total Options: Weighted average exercise price per share, Outstanding, Ending Balance	51.20	$ 50.41
Total Options: Weighted average exercise price per share, Options exercisable	$ 48.39
Non-Vested Options, Number of Options
Non-Vested Options: Number of Options, Outstanding, Beginning Balance	1,348,400
Granted	483,100
Non-Vested Options: Number of Options, Vested	526,620
Non-Vested Options: Number of options, Forfeited	(51,625)
Non-Vested Options: Number of Options, Ending Balance	1,253,255	1,348,400
Non-Vested Options: Weighted average exercise price per share
Non-Vested Options: Weighted average exercise price per share, Outstanding, Beginning Balance	$ 4.08
Non-Vested Options: Weighted average exercise price per share, Granted	6.32
Non-Vested Options: Weighted average exercise price per share, Vested	3.58
Non-Vested Options: Weighted average exercise price per share, Forfeited	3.61
Non-Vested Options: Weighted average exercise price per share, Outstanding, Ending Balance	$ 5.17	$ 4.08